Wasatch-Hoisington U.S. Treasury Fund
WASATCH-HOISINGTON U.S. TREASURY FUND — Summary
INVESTMENT OBJECTIVE

The Fund's investment objective is to provide a rate of return that exceeds the rate of inflation over a business cycle by investing in U.S. Treasury securities with an emphasis on both income and capital appreciation.

FEES AND EXPENSES OF THE FUND
The tables below describe the fees and expenses that you may pay if you buy, sell or hold Investor Class shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees -	Wasatch-Hoisington U.S. Treasury Fund Investor Class shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Redemption Fee (as a % of amount redeemed on shares held 60 days or less)	2.00%
Exchange Fee	none
Maximum Account Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Wasatch-Hoisington U.S. Treasury Fund Investor Class shares
Management Fee		0.50%
Distribution/Service (12b-1) Fee		none
Other Expenses		0.26%
Total Annual Fund Operating Expenses	[1]	0.76%
Expense Reimbursement		(0.01%)
Total Annual Fund Operating Expenses After Expense Reimbursement		0.75%
[1]	The Advisor has contractually agreed to reimburse the Investor Class shares of the Fund for Total Annual Fund Operating Expenses in excess of 0.75% until at least January 31, 2013 (excluding interest, taxes, brokerage commissions, other investment related costs and extraordinary expenses). The Advisor may rescind the contractual limitation on expenses at any time after its expiration date.

EXAMPLE

This example is intended to help you compare the cost of investing in the Investor Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invested $10,000 in the Investor Class of the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods. The example also assumes that your investment had a 5% return each year and that operating expenses (as a percentage of net assets) of the Fund's Investor Class remained the same. The example reflects contractual fee waivers and reimbursements through January 31, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Wasatch-Hoisington U.S. Treasury Fund Investor Class shares	77	242	422	943

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). Higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.

PRINCIPAL STRATEGIES

In pursuit of the Fund's investment objective, Hoisington Investment Management Company (HIMCO), the Fund's Sub-Advisor will:

•	Typically invest at least 90% of the Fund's total assets in U.S. Treasury securities and in repurchase agreements collateralized by such securities.
•

Adjust the average maturity and effective duration of the Fund's portfolio based on HIMCO's assessment of multi-year trends in national and international economic conditions and interest rates, changes in inflationary pressures, and the value of long term U.S. Treasury bonds (maturities longer than 20 years) relative to inflation.

•

Invest in long-term U.S. Treasury bonds, including U.S. Treasury Strips (zero coupon Treasury securities), when HIMCO determines that economic conditions suggest lower inflation and the multi-year trend is toward decreasing interest rates.

•

Invest in U.S. Treasury bills or notes (maturities less than five years) when HIMCO determines that economic conditions suggest rising inflation and the multi-year trend is toward increasing interest rates.

Over the course of a business cycle, under normal market conditions:

•	The effective duration of the Fund's holdings is expected to vary from less than a year to a maximum of 25 years.
•	The Fund's holdings will range in maturity from less than a year to a maximum of the longest maturity Treasury bonds available.
•	When the Fund is invested in longer weighted average maturities it will be more sensitive to changes in market interest rates and its share price may be subject to greater volatility.
•

The Fund's portfolio turnover rate will vary substantially from year to year. During some periods, turnover will be well below 50%. At other times, turnover could exceed 200% annually. At these times, increased portfolio turnover may result in higher transaction costs and may also result in taxable capital gains.

•	Portfolio adjustments may require the sale of securities prior to their maturity date. The goal of these transactions will be to increase income and/or change the duration of the overall portfolio.

PRINCIPAL RISKS

All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

The Fund is subject to the following principal investment risks:

Credit Risk. Credit risk is the risk that the issuer of a debt security will fail to repay principal and interest on the security when due. HIMCO seeks to limit credit risk by investing primarily in U.S. Treasury securities backed by the full faith and credit of the U.S. government which are viewed as carrying minimal credit risk.

Interest Rate Risk. Interest rate risk is the risk that a debt security's value will decline due to changes in market interest rates. Even though some interest-bearing securities offer a stable stream of income, their prices will fluctuate with changes in interest rates.

Income Risk. Income risk is the potential for a decline in the Fund's income due to falling interest rates.

Effective Duration. Effective duration is a measure of the responsiveness of a bond's price to market interest rate changes. For example, if the interest rate increased 1%, a bond with an effective duration of five years would experience a decline in price of 5%. Similarly, if the interest rate increased 1%, the price of a bond with an effective duration of 15 years would decline 15%. At a yield of 5%, the effective duration of the longest maturity U.S. Treasury bond is about 15 years. The effective duration of the longest maturity U.S. zero coupon bond is 30 years. If the interest rate increased 1%, the value of the longest maturity zero coupon bond would decline 30%. Similarly, if the interest rate decreased 1%, the value of the longest maturity zero coupon bond would increase 30%.

Risks of Repurchase Agreements. The main risk of a repurchase agreement is that the original seller might default on its obligation to repurchase the securities. If the seller defaults, the Fund will seek to recover its investment by selling the collateral and could encounter restrictions, costs or delays. The Fund will suffer a loss if it sells the collateral for less than the repurchase price.

Risks of Zero Coupon Treasury Securities. The market prices of zero coupon securities, which do not entitle the holder to periodic interest payments, are generally more volatile than the market prices of securities of comparable quality and similar maturity that do pay interest periodically. Zero coupon securities are more sensitive to fluctuations in interest rates than non-zero coupon securities.

HISTORICAL PERFORMANCE

The following tables provide information on how the Investor Class of the Fund has performed over time. The past performance, before and after taxes, of the Fund's Investor Class is not necessarily an indication of how these shares will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, as represented by the Investor Class of the Fund. The table below is designed to help you evaluate your risk tolerance by showing the best and worst quarterly performance of the Fund's Investor Class for the years shown in the bar chart. The average annual total return table below allows you to compare the Fund's performance over the time periods indicated to that of a broad based market index. Performance information is updated regularly and is available on the Fund's website www.wasatchfunds.com.

WASATCH-HOISINGTON U.S. TREASURY FUND — INVESTOR CLASS Year by Year Total Returns

Best and Worst Quarterly Returns

Best — 9/30/11	36.15%
Worst — 12/31/10	-11.47%

Average Annual Total Returns — (as of 12/31/11)
Average Annual Total Returns - Wasatch-Hoisington U.S. Treasury Fund	1 Year	5 Years	10 Years
Investor Class shares	41.23%	12.80%	10.15%
Investor Class shares Return after taxes on distributions	38.72%	10.88%	8.41%
Investor Class shares Return after taxes on distributions and sale of Fund shares	27.73%	10.11%	7.90%
Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	7.84%	6.50%	5.78%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund's returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes and after taxes on distributions because they include the effect of a tax benefit an investor may receive from the capital losses that would have been incurred.